Financial Risk Management - Liquidity Risk (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	$ 95,345	$ 169,493
Provisions, contractual cash flows	34,096	27,234
Long-term debt, contractual cash flows	3,688,418	3,707,543
Interest on long-term debt, contractual cash flows	106,568	1,458,455
Purchase consideration payable, contractual cash flows	15,191	121,750
Derivative financial liabilities, undiscounted cash flows		6,820
Cross currency swap liability, contractual cash flows	114,431
Financial liabilities, contractual cash flows	4,054,049	5,491,295
Less than 3 months
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	95,345	169,493
Provisions, contractual cash flows	26,130	19,441
Long-term debt, contractual cash flows	3,688,418	10,720
Interest on long-term debt, contractual cash flows	106,568	26,623
Purchase consideration payable, contractual cash flows	1,000	105,072
Derivative financial liabilities, undiscounted cash flows		0
Cross currency swap liability, contractual cash flows	114,431
Financial liabilities, contractual cash flows	4,031,892	331,349
3 to 6 months
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	0	0
Provisions, contractual cash flows	3,902	2,786
Long-term debt, contractual cash flows	0	10,720
Interest on long-term debt, contractual cash flows	0	104,337
Purchase consideration payable, contractual cash flows	0	0
Derivative financial liabilities, undiscounted cash flows		(2,056)
Cross currency swap liability, contractual cash flows	0
Financial liabilities, contractual cash flows	3,902	115,787
6 months to 1 year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	0	0
Provisions, contractual cash flows	4,064	5,007
Long-term debt, contractual cash flows	0	55,052
Interest on long-term debt, contractual cash flows	0	140,466
Purchase consideration payable, contractual cash flows	1,000	503
Derivative financial liabilities, undiscounted cash flows		1,707
Cross currency swap liability, contractual cash flows	0
Financial liabilities, contractual cash flows	5,064	202,735
1 to 2 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	0	0
Provisions, contractual cash flows	0	0
Long-term debt, contractual cash flows	0	42,881
Interest on long-term debt, contractual cash flows	0	261,298
Purchase consideration payable, contractual cash flows	1,000	2,503
Derivative financial liabilities, undiscounted cash flows		7,019
Cross currency swap liability, contractual cash flows	0
Financial liabilities, contractual cash flows	1,000	313,701
2 to 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	0	0
Provisions, contractual cash flows	0	0
Long-term debt, contractual cash flows	0	1,612,335
Interest on long-term debt, contractual cash flows	0	744,511
Purchase consideration payable, contractual cash flows	11,191	6,295
Derivative financial liabilities, undiscounted cash flows		150
Cross currency swap liability, contractual cash flows	0
Financial liabilities, contractual cash flows	11,191	2,363,291
Thereafter
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	0	0
Provisions, contractual cash flows	0	0
Long-term debt, contractual cash flows	0	1,975,835
Interest on long-term debt, contractual cash flows	0	181,220
Purchase consideration payable, contractual cash flows	1,000	7,377
Derivative financial liabilities, undiscounted cash flows		0
Cross currency swap liability, contractual cash flows	0
Financial liabilities, contractual cash flows	$ 1,000	$ 2,164,432